Schedule of Sale of Equity or Issued (Details) (Parenthetical)	9 Months Ended
Sep. 30, 2022 USD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issuance fees | $	$ 1,407,262
Warrants, share	197,273
Warrants issued for common stock, share	180,280
Conversion of common stock	336,810
Preferred Stock Dividend Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of common stock	100,517
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares exercise	1,409,771
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, shares outstanding	1,213